Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Total Trade payables	€ 5,582	€ 4,736
Other current liabilities
Social security	195	319
Payroll accruals	1,335	1,653
Onerous contracts—current liabilities	443	488
Other current grant liabilities	1,498	1,838
Others	2,167	1,317
Total Other current liabilities	5,638	5,614
Total Trade payables and other current liabilities	€ 11,220	€ 10,350